Others - Non-Derivative Financial Liabilities Based on the Remaining Period at the Balance Sheet Date to the Contractual Maturity Date (Details) $ in Thousands, $ in Thousands	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)
Within 1 Year
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Short-term borrowings	$ 16,000	$ 570	$ 46,897
Other payables	189,141	6,736	131,064
Lease liabilities (including current portion)	26,299	937	64,827
Long-term borrowings (including current portion)	132,065	4,703	323,437
Between 1 and 2 Years
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Lease liabilities (including current portion)	17,299	616	20,352
Long-term borrowings (including current portion)	195,011	6,945	6,367
Between 2 and 3 Years
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Lease liabilities (including current portion)	12,192	434	7,523
Long-term borrowings (including current portion)	207,511	7,390	21,534
Between 3 and 5 Years
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Lease liabilities (including current portion)	13,806	492	2,055
Long-term borrowings (including current portion)	62,163	2,214	5,180
Over 5 Years
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Long-term borrowings (including current portion)	$ 25,157	$ 896	$ 27,839